First Trust Dorsey Wright International Focus 5 ETF Expense Example, No Redemption - First Trust Dorsey Wright International Focus 5 ETF - First Trust Dorsey Wright International Focus 5 ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 116
Expense Example, No Redemption, 3 Years	362
Expense Example, No Redemption, 5 Years	628
Expense Example, No Redemption, 10 Years	$ 1,386